Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 3,723,475	$ 4,311,188
Cost of sales and operating expenses (note 11)	(3,068,072)	(3,446,101)
Depreciation and amortization (note 11)	(391,830)	(372,420)
Egypt gas redirection and sale proceeds (note 26)	0	117,946
Operating income	263,573	610,613
Earnings of associate (note 6)	99,466	76,938
Finance costs (note 12)	(117,366)	(130,752)
Finance income and other	39,938	25,348
Income before income taxes	285,611	582,147
Income tax (expense) recovery (note 16):
Current	(49,924)	(127,578)
Deferred	48,435	7,719
Total income tax expense	(1,489)	(119,859)
Net income	284,122	462,288
Attributable to:
Methanex Corporation shareholders	174,140	353,830
Non-controlling interests (note 24)	109,982	108,458
Net income	$ 284,122	$ 462,288
Income per common share for the year attributable to Methanex Corporation shareholders:
Basic net income per common share (note 13) (in usd per share)	$ 2.57	$ 4.95
Diluted net income per common share (note 13) (in usd per share)	$ 2.57	$ 4.86
Weighted average number of common shares outstanding (note 13) (in shares)	67,805,220	71,422,360
Diluted weighted average number of common shares outstanding (note 13) (in shares)	67,811,615	71,677,484